Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TRANSAMERICA FUNDS
Prospectus Date	rr_ProspectusDate	Mar. 01, 2018
Advisor Class | Transamerica International Growth
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Transamerica International Growth (formerly, Transamerica International Equity Opportunities)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance.

		During the most recent fiscal year, the portfolio turnover rate for the fund was 15% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimates for the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management fees have been restated to reflect a reduction in management fees effective March 1, 2018.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods (unless otherwise indicated). The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Only the 1 year dollar amount shown below reflects TAM's agreement to waive fees and/or reimburse fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund’s sub-adviser, Greystone Managed Investments Inc. (the “sub-adviser”), invests, under normal circumstances, at least 80% of the fund’s net assets (plus the amount of borrowings, if any, for investment purposes) in common stocks and related equity securities—such as preferred stock, convertible securities and depositary receipts—of issuers economically tied to a number of countries throughout the world, including emerging market countries. The fund normally invests primarily in equity securities of foreign companies, including emerging market equity securities. In selecting investments for the fund, the sub-adviser seeks companies that have demonstrated superior earnings growth, positive business momentum and sustainable profitability while seeking not to overpay for these growth characteristics. The sub-adviser may invest the fund’s assets in companies of any size. The fund may also invest in warrants and rights.

The sub-adviser may invest a large percentage of the fund’s assets in issuers in a single country, a small number of countries, or a particular geographic region. The sub-adviser will normally invest the fund’s assets in investments economically tied to at least three countries not including the United States. The issuer of a security or other investment is generally deemed to be economically tied to a particular country if (a) the security or other investment is issued or guaranteed by the government of that country or any of its agencies, authorities or instrumentalities; (b) the issuer is organized under the laws of, and maintains a principal office in, that country; (c) the issuer has its principal securities trading market in that country; (d) the issuer derives 50% or more of its total revenues from goods sold or services performed in that country; (e) the issuer has 50% or more of its assets in that country; or (f) the issuer is included in an index which is representative of that country.

The sub-adviser normally allocates the fund's investments across different industries and sectors, but the sub-adviser may invest a significant percentage of the fund's assets in issuers in a single or small number of industries or sectors.

The sub-adviser uses a “bottom-up” investment approach to buying and selling investments for the fund. A “bottom-up” approach is looking at individual companies against the context of broader market factors. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. The sub-adviser uses a quantitative screen to seek to identify companies with growth characteristics, positive earnings sentiment, stable profitability and reasonable valuations. The sub-adviser may engage in active and frequent trading in pursuing the fund’s principal investment strategies.

		The fund may invest up to 5% of its assets in China A-shares (equity securities of Chinese companies) listed and traded on Chinese stock exchanges such as the Shanghai Stock Exchange or the Shenzhen Stock Exchange.
Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. Many factors affect the fund's performance. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of principal risks (in alphabetical order) of investing in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money if you invest in this fund.

Active Trading – The fund may purchase and sell securities without regard to the length of time held. Active trading may have a negative impact on performance by increasing transaction costs and may generate greater amounts of net short-term capital gains, which, for shareholders holding shares in taxable accounts, would generally be subject to tax at ordinary income tax rates upon distribution.

China A–Shares – The fund may invest in equity securities of certain Chinese companies, referred to as China A-shares, through the Shanghai-Hong Kong Stock Connect program or the Shenzhen-Hong Kong Stock Connect program (collectively, the “Programs”). The Programs are securities trading and clearing linked programs between either the Shanghai Stock Exchange or Shenzhen Stock Exchange, and the Stock Exchange of Hong Kong Limited, Hong Kong Securities Clearing Company Limited, and China Securities Depository and Clearing Corporation Limited, with an aim to achieve mutual stock market access between the People’s Republic of China (“China”) and Hong Kong. The Programs are subject to daily quota limitations, which may restrict the fund’s ability to invest in China A-shares through the Programs and to enter into or exit trades on a timely basis. The Shanghai and Shenzhen markets may be open at a time when the Programs are not trading, with the result that prices of China A-shares may fluctuate at times when the fund is unable to add to or exit its position. Only certain China A-shares are eligible to be accessed through the Programs. Such securities may lose their eligibility at any time, in which case they could be sold but could no longer be purchased through the Programs. Because the Programs are in their early stages, the actual effect on the market for trading China A-shares with the introduction of large numbers of foreign investors is currently unknown. The Programs are subject to regulations promulgated by regulatory authorities for the Shanghai Stock Exchange, the Stock Exchange of Hong Kong Limited and the Shenzhen Stock Exchange, and existing and additional regulations or restrictions, such as limitations on redemptions, suspension of trading and limitations on profits, may adversely impact the Programs and/or the fund’s investments through the Programs. There is no guarantee that all three exchanges will continue to support the Programs in the future.

Investments in China A-shares are subject to risks specific to the China market. Any significant change in mainland China’s political, social or economic policies may have a negative impact on investments in the China market. The regulatory and legal framework for capital markets in mainland China may not be as well developed as those of developed countries. Chinese accounting standards and practices may deviate significantly from international accounting standards. The settlement and clearing systems of the Chinese securities markets may not be well tested and may be subject to increased risks of error or inefficiency.

In addition, uncertainties in China tax rules governing taxation of income and gains from investments in China A-Shares via the Programs could result in unexpected tax liabilities for a fund and therefore could affect the amount of income which may be derived, and the amount of capital returned, from the investments in China A-shares by the fund.

Convertible Securities – Convertible securities share investment characteristics of both fixed income and equity securities. The value of these securities may vary more with fluctuations in the value of the underlying common stock than with fluctuations in interest rates. The value of convertible securities also may be less volatile than the underlying common stock. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

Currency – The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

Depositary Receipts – Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert equity shares into depositary receipts and vice versa. Such restrictions may cause equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

Emerging Markets – Investments in the securities of issuers located in or principally doing business in emerging markets are subject to heightened foreign investments risks. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. Emerging market securities are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

Equity Securities – Equity securities represent an ownership interest in an issuer, rank junior in a company’s capital structure and consequently may entail greater risk of loss than debt securities. Equity securities include common and preferred stocks. Stock markets are volatile. Equity securities may have greater price volatility than other asset classes, such as fixed income securities, and fluctuate based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the equity securities owned by the fund fall, the value of your investment in the fund will decline. If the fund holds equity securities in a company that becomes insolvent, the fund’s interests in the company will rank junior in priority to the interests of debtholders and general creditors of the company.

Focused Investing – To the extent the fund invests in a limited number of countries, regions, sectors, industries or market segments, or in a limited number of issuers, the fund will be more susceptible to negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if invested more widely. Local events, such as political upheaval, financial troubles, or natural disasters may disrupt a country’s or region’s securities markets. Geographic risk is especially high in emerging markets.

Foreign Investments – Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risk. Foreign countries in which the fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, political or financial instability or other adverse economic or political developments. Lack of information and weaker accounting standards also may affect the value of these securities.

Growth Stocks – Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks typically are particularly sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations may not be met, the prices of growth securities typically fall. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

Legal and Regulatory – Legal and regulatory changes could occur that may adversely affect the fund, its investments, and its ability to pursue its investment strategies and/or increase the costs of implementing such strategies. New or revised laws or regulations may be imposed by the U.S. Securities and Exchange Commission, the U.S. Commodity Futures Trading Commission, the Internal Revenue Service, the U.S. Federal Reserve or other governmental regulatory authorities or self-regulatory organizations that could adversely affect the fund. The fund also may be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by governmental regulatory authorities or self-regulatory organizations.

Liquidity – The fund may make investments that are illiquid or that become illiquid after purchase. Investments may become illiquid due to the lack of an active market, a reduced number of traditional market participants, or reduced capacity of traditional market participants to make a market in securities. The liquidity and value of investments can deteriorate rapidly and those investments may be difficult or impossible for the fund to sell, particularly during times of market turmoil. Illiquid investments can be difficult to value. Markets may become illiquid when, for instance, there are few, if any, interested buyers or sellers or when dealers are unwilling to make a market for certain securities. As a general matter, dealers recently have been less willing to make markets for fixed income securities. If the fund is forced to sell an illiquid investment to meet redemption requests or other cash needs, the fund may be forced to sell at a loss. The fund may not receive its proceeds from the sale of securities for an extended period (for example, several weeks or even longer).

Management – The fund is subject to the risk that the investment manager’s or sub-adviser’s judgments and decisions may be incorrect or otherwise may not produce the desired results. The value of your investment may decrease if the investment manager’s or sub-adviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or issuer, industry, sector, region or market segment, or about the economy or interest rates, is incorrect. The fund may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly, fail to produce the desired results or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. The fund’s investment strategies designed by the investment manager or sub-adviser may not work as intended. In addition, the fund’s investment strategies or policies may change from time to time. Those changes may not lead to the results intended by the investment manager or sub-adviser and could have an adverse effect on the value or performance of the fund. Any of these things could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Market – The value of the fund's securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, lack of liquidity in the markets or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The value of securities also may go down due to events or conditions that affect particular sectors, industries or issuers. If the value of the securities owned by the fund fall, the value of your investment will go down. The fund may experience a substantial or complete loss on any individual security.

In the past decade, financial markets throughout the world have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. Governmental and non-governmental issuers have defaulted on, or been forced to restructure, their debts. These market conditions may continue, worsen or spread. Events that have contributed to these market conditions include, but are not limited to, major cybersecurity events; geopolitical events (including wars and terror attacks); measures to address budget deficits; downgrading of sovereign debt; declines in oil and commodity prices; dramatic changes in currency exchange rates; and public sentiment. The European Union has experienced increasing stress for a variety of reasons, including economic downturns in various member countries. In June 2016, the United Kingdom voted to withdraw from the European Union, and additional members could do the same. The impact of these conditions and events is not yet known.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks have taken steps to support financial markets, including by keeping interest rates at historically low levels. This and other government interventions may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The Federal Reserve has reduced its market support activities and has begun raising interest rates. Certain foreign governments and central banks are implementing or discussing so-called negative interest rates (e.g., charging depositors who keep their cash at a bank) to spur economic growth. Further Federal Reserve or other U.S. or non-U.S. governmental or central bank actions, including interest rate increases or contrary actions by different governments could negatively affect financial markets generally, increase market volatility, and reduce the value and liquidity of securities in which the fund invests.

Policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, natural disasters and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the fund's investments may be negatively affected.

Preferred Stock – Preferred stock’s right to dividends and liquidation proceeds is junior to the rights of a company’s debt securities. The value of preferred stock may be subject to factors that affect fixed income and equity securities, including changes in interest rates and in a company’s creditworthiness. The value of preferred stock tends to vary more with fluctuations in the underlying common stock and less with fluctuations in interest rates and tends to exhibit greater volatility. Shareholders of preferred stock may suffer a loss of value if dividends are not paid and have limited voting rights.

Small and Medium Capitalization Companies – The fund will be exposed to additional risks as a result of its investments in the securities of small or medium capitalization companies. Small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

Valuation – The sales price the fund could receive for any particular portfolio investment may differ from the fund's valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third-party pricing services that use matrix or evaluated pricing systems, or that are valued using a fair value methodology. Investors who purchase or redeem fund shares on days when the fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the fund had not fair-valued securities or had used a different valuation methodology. The fund's ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third party service providers.

		Warrants and Rights –Warrants and rights may be considered more speculative than certain other types of investments because they do not entitle a holder to the dividends or voting rights for the securities that may be purchased. They do not represent any rights in the assets of the issuing company, and cease to have value if not exercised prior to the expiration date.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money if you invest in this fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and the table below provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table shows how the fund’s average annual total returns for different periods compare to the returns of a broad measure of market performance.

The past performance information shown below is for Class I2 shares, which are not available through this prospectus. Although Advisor Class shares would have similar annual returns to Class I2 shares because the classes are invested in the same portfolio of securities, the returns for Class I2 shares will vary from Advisor Class shares because Advisor Class shares have different expenses. Performance information for Advisor Class shares will be included after the share class has been in operation for one complete calendar year.

Absent any applicable fee waivers and/or expense limitations, performance would be lower.

As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/individual/products/mutual-funds/performance/ or by calling 1-888-233-4339.

		Prior to March 1, 2018, the fund was named Transamerica International Equity Opportunities, had a different sub-adviser, a different investment objective and used different investment strategies. The performance set forth prior to that date is attributable to the previous sub-adviser.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the table below provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table shows how the fund’s average annual total returns for different periods compare to the returns of a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for Advisor Class shares will be included after the share class has been in operation for one complete calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-233-4339
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.transamerica.com/individual/products/mutual-funds/performance/
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (calendar years ended December 31) - Class I2
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Return
Best Quarter:	09/30/2009	21.17%
Worst Quarter:	09/30/2011	-20.57%

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The past performance information shown below is for Class I2 shares, which are not available through this prospectus. Although Advisor Class shares would have similar annual returns to Class I2 shares because the classes are invested in the same portfolio of securities, the returns for Class I2 shares will vary from Advisor Class shares because Advisor Class shares have different expenses.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended December 31, 2017)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns may depend on the investor’s individual tax situation and may differ from those shown. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns may depend on the investor’s individual tax situation and may differ from those shown. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan.
Advisor Class | Transamerica International Growth | Advisor
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.75%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.26%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.01%
1 year	rr_ExpenseExampleYear01	$ 103
3 years	rr_ExpenseExampleYear03	322
5 years	rr_ExpenseExampleYear05	558
10 years	rr_ExpenseExampleYear10	$ 1,236
Advisor Class | Transamerica International Growth | Class I2
Risk/Return:	rr_RiskReturnAbstract
2009	rr_AnnualReturn2009	32.33%
2010	rr_AnnualReturn2010	10.55%
2011	rr_AnnualReturn2011	(10.13%)
2012	rr_AnnualReturn2012	22.21%
2013	rr_AnnualReturn2013	18.06%
2014	rr_AnnualReturn2014	(4.70%)
2015	rr_AnnualReturn2015	(0.56%)
2016	rr_AnnualReturn2016	0.14%
2017	rr_AnnualReturn2017	27.58%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.17%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.57%)
1 Year	rr_AverageAnnualReturnYear01	27.58%
5 Years	rr_AverageAnnualReturnYear05	7.41%
Since Inception	rr_AverageAnnualReturnSinceInception	4.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 10, 2008
Advisor Class | Transamerica International Growth | Return after taxes on distributions | Class I2
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	27.19%
5 Years	rr_AverageAnnualReturnYear05	6.55%
Since Inception	rr_AverageAnnualReturnSinceInception	3.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 10, 2008
Advisor Class | Transamerica International Growth | Return after taxes on distributions and sale of fund shares | Class I2
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.12%
5 Years	rr_AverageAnnualReturnYear05	5.69%
Since Inception	rr_AverageAnnualReturnSinceInception	3.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 10, 2008
Advisor Class | Transamerica International Growth | MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.62%
5 Years	rr_AverageAnnualReturnYear05	8.39%
Since Inception	rr_AverageAnnualReturnSinceInception	3.08%

[1]	Management fees have been restated to reflect a reduction in management fees effective March 1, 2018.
[2]	Other expenses are based on estimates for the current fiscal year.